Schedule of Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Assets
Value-added tax receivable		¥ 75,878	¥ 102,528
Prepayment for the third parties		6,667	6,225
Loans and advance to employees		4,411	8,892
Lease deposits-current portion		2,048	2,048
Deposits		2,912	9,402
Cooperation service fee – current portion			1,240
Others		8,130	7,598
Total	$ 13,706	100,046	137,933
Long-term lease deposits		750	666
Total		¥ 750	¥ 666